SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2016
Supplementary Statement Of Balance Sheet Information [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 3   SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
	December 31,
	2016	2015
	U.S. dollars in thousands
a. Other current assets
Government institutions	803	1,822
Prepaid expenses	4,340	2,363
Other account receivables	4,811	4,612
Interest receivable	2,184	2,161
Restricted bank deposits	3,179	3,061
Other	681	798
	15,998	14,817
b. Property and equipment, net
Computers, electronic equipment and software	19,432	12,538
Vehicles	1,241	1,007
Office furniture and equipment	1,047	759
Leasehold improvements	6,365	4,071
Equipment	545	476
Prepayment of property(1)	2,357	745
	30,987	19,596
Less – accumulated depreciation	12,654	8,565
	18,333	11,031

(1)     See also note 7a.

Depreciation expense totaled $4,089 thousand, $3,312 thousand and $2,551 thousand in the years ended December 31, 2016, 2015, and 2014, respectively.
During 2015, the Company recorded a reduction of  $5.3 million to the cost basis and accumulated depreciation of fully depreciated equipment no longer in use.
	December 31,
	2016	2015
	U.S. dollars in thousands
c. Account payable and accrued expenses
Account payable	26,832	17,461
Accrued expenses	12,583	7,132
	39,415	24,593
d. Other current Liabilities
Institutions	2,548	1,490
Advances from NRE arrangements	2,632	2,628
Advances from customers	1,169	1,712
Other	816	857
	7,165	6,687